Other Non-Current Assets	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Other Non-Current Assets
15.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred costs	740	3,134	505
Deposits – long-term*	62,139	19,442	3,133
Others	23,968	30,316	4,887

	86,847	52,892	8,525

*	On June 21, 2011, the Group made interest-free financing deposits amounting to RMB23,608 to Changhai Hospital, for a robotic radiosurgery system. As at December 31, 2014, the outstanding balance was RMB18,346(US$2,957), in which the non-current balance amounted to RMB14,647 (US$2,361).

On September 1, 2011, the Group made interest-free performance security deposits amounting to RMB9,500 to Hanzhong 3201 Hospital, for management services to be rendered. The deposits are refundable in monthly installments starting from September 1, 2011 till May 31, 2020. As at December 31, 2014, the outstanding balance was RMB6,316(US$1,018), in which the non-current balance amounted to RMB4,795(US$772).